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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                  FORM N-PX/A

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                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09819

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                  STATE STREET INSTITUTIONAL INVESTMENT TRUST
              (Exact name of registrant as specified in charter)

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                 One Iron Street, Boston, Massachusetts 02210
                   (Address of principal executive offices)

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                              Sean O'Malley, Esq.
               Senior Vice President and Deputy General Counsel
                        c/o SSGA Funds Management, Inc.
                                One Iron Street
                          Boston, Massachusetts 02210
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (617) 664-1465

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2019 - June 30, 2020

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Explanatory Note

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2020 originally filed with the Securities and Exchange Commission on August 27, 2020 (Accession Number: 0001193125-20-233286). The sole purpose of this amendment is to revise the Proxy Voting Record for the State Street Global All Cap Equity ex-US Index Portfolio in the submission. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures in the original Form N-PX filing.

Item 1. Proxy Voting Record

ICA File Number: 811-09819
Reporting Period: 07/01/2019 - 06/30/2020
State Street Institutional Investment Trust

State Street Global All Cap Equity ex-US Index Portfolio

The following shareholder meeting was adjourned until September 11, 2020; accordingly, this Proxy Voting Record is removed from the original Form N-PX filing:

SHANGHAI INDUSTRIAL URBAN DEVELOPMENT GROUP LTD.
Ticker: 563 Security ID: G8065B103
Meeting Date: JUN 19, 2020 Meeting Type: Special
Record Date: JUN 15, 2020

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:          /s/ Ellen M. Needham
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             Ellen M. Needham
             President

Date:        September 2, 2020